Consolidated Balance Sheets - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets
Cash and cash equivalents	$ 39,940		$ 259,714
Operating lease right-of-use assets			116,858,000		$ 101,446,000
Total assets	805,817,385		806,077,995
Liabilities:
Operating lease liabilities			139,796,000		124,745,000
TOTAL LIABILITIES	187,773,749		127,639,700
Commitments, guarantees, concentrations and contingencies
Temporary Equity
Redeemable preferred stock	613,043,629		673,438,294
Permanent deficit:
Additional paid-in capital	121,162,126		60,768,065
Accumulated deficit	(116,166,052)		(55,771,393)
Total Permanent Equity	5,000,007		5,000,001
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY	805,817,385		806,077,995
Social Finance, Inc.
Assets
Cash and cash equivalents	351,283,000		872,582,000		499,486,000
Restricted cash and restricted cash equivalents	347,284,000	[1]	450,846,000	[1],[2]	190,720,000	[2]
Loans	4,486,828,000	[1],[3]	4,879,303,000	[1],[2],[3],[4]	5,387,958,000	[2],[4]
Servicing rights	161,240,000		149,597,000		201,618,000
Securitization investments	462,109,000		496,935,000		653,952,000
Equity method investments	0		107,534,000		104,049,000
Property, equipment and software	82,825,000		81,489,000		59,553,000
Goodwill	899,270,000		899,270,000		15,673,000
Intangible assets	335,719,000		355,086,000		11,783,000
Operating lease right-of-use assets	116,553,000		116,858,000		101,446,000
Related party notes receivable	0		17,923,000		9,174,000
Other assets	139,126,000	[5]	136,076,000	[5],[6]	53,748,000	[6]
Total assets	7,382,237,000		8,563,499,000		7,289,160,000
Liabilities:
Accounts payable, accruals and other liabilities	421,061,000		452,909,000	[2]	103,590,000	[2]
Operating lease liabilities	138,822,000		139,796,000		124,745,000
Debt	3,827,424,000	[1]	4,798,925,000	[1],[2]	4,688,378,000	[2]
Residual interests classified as debt	114,882,000	[1]	118,298,000	[1],[2]	271,778,000	[2]
TOTAL LIABILITIES	4,502,189,000		5,509,928,000		5,188,491,000
Commitments, guarantees, concentrations and contingencies
Temporary Equity
Redeemable preferred stock	3,173,686,000	[7]	3,173,686,000	[7],[8]	2,439,731,000	[8]
Permanent deficit:
Common stock	0	[9]	0	[9],[10]	0	[10]
Additional paid-in capital	583,349,000		579,228,000		135,517,000
Accumulated other comprehensive loss	(246,000)		(166,000)		(21,000)
Accumulated deficit	(876,741,000)		(699,177,000)		(474,558,000)
Total Permanent Equity	(293,638,000)		(120,115,000)		(339,062,000)
TOTAL LIABILITIES, TEMPORARY EQUITY AND PERMANENT EQUITY	$ 7,382,237,000		$ 8,563,499,000		$ 7,289,160,000

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.
[3]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[4]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.
[5]	Other assets includes accounts receivable, net, of $39,857 and $32,374 as of March 31, 2021 and December 31, 2020, respectively, with allowance for credit losses on accounts receivable of $919 and $562, respectively.
[6]	Other assets includes accounts receivable, net, of $32,374 and $12,145 as of December 31, 2020 and 2019, respectively, with allowance for credit losses of $562 and $0, respectively.
[7]	Redemption amounts are $3,210,470 and $3,210,470 as of March 31, 2021 and December 31, 2020, respectively.
[8]	Redemption amounts are $3,210,470 and $2,476,891 as of December 31, 2020 and 2019, respectively.
[9]	Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of March 31, 2021 and December 31, 2020. See Note 10 for additional information.
[10]	Includes 5,000,000 non-voting common shares authorized and 1,380,852 non-voting common shares issued and outstanding as of December 31, 2020 and 2019. See Note 11 for additional information.